Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Class A ordinary shares subject to possible redemption		$ 4,705,551	$ 14,375,000
Offering costs amount	$ 8,394,984		8,394,954
charged to shareholders’ equity			8,208,498
Warrants changed to operations	186,486		$ 186,486
Tax provision		0
Federal deposit insurance corporation maximum coverage	250,000	$ 250,000
Ordinary shares issuance costs	$ 8,208,498
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares tendered for redemption (in Shares)		9,669,449	9,669,449
Ordinary shares tendered for redemption (in Dollars per share)		$ 10	$ 10
Shares purchased (in Shares)	11,562,500	11,562,500